HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

                           SUPPLEMENT TO PROSPECTUSES

                                DATED MAY 1, 2001

                                       FOR

                             NON-QUALIFIED PRODUCTS
                               QUALIFIED PRODUCTS



         The expense information regarding Putnam VT Vista Fund (IB Shares) is changed to reflect the new 12b-1 fee of .25% that became effective on May 1, 2001.

         The Table of Annual Operating Expenses appearing on page 6 is changed to read as follows:

                                                                           Total Fund
                                                                            Operating
                         Management Fee    12b-1 Fees    Other Expenses     Expenses
                         --------------    ----------    --------------    ----------

Putnam VT                   0.60%            0.25%           0.07%           0.92%
Vista Fund (IB Shares)


         The Example beginning on page 8 is changed to read as follows:

                     If you surrender your Contract             If you do not surrender Contract
                      at the end of the applicable                at the end of the applicable
                              time period                                 time period
                     ------------------------------             --------------------------------

 Putnam VT          1 yr     3 yrs     5 yrs     10 yrs        1 yr     3 yrs     5 yrs     10 yrs
                    ----     -----     -----     ------        ----     -----     -----     ------
 Vista Fund (IB
 Shares)            $105     $136      $144       $260         $23       $71      $121       $260

                       If you surrender your Single               If you do not surrender your
                        Premium Contract at the end              Single Premium Contract at the
                       of the applicable time period            end of the applicable time period
                       -----------------------------            ---------------------------------

 Putnam VT           1 yr     3 yrs     5 yrs     10 yrs       1 yr     3 yrs     5 yrs     10 yrs
                     ----     -----     -----     ------       ----     -----     -----     ------
 Vista Fund (IB
 Shares)             $74      $103      $132       $260        $23       $71      $121       $260


Supplement dated June 4, 2001